Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and Other Receivables
Schedule of Trade and Other receivables

€ millions	2017			2016
	Current	Non-Current	Total	Current	Non-Current	Total
Trade receivables, net	5,809	1	5,810	5,823	2	5,825
Other receivables	90	116	207	101	124	225
Total	5,899	118	6,017	5,924	126	6,050

Schedule of Carrying Amounts of Trade Receivables

€ millions	2017	2016
Gross carrying amount	6,047	6,114
Sales allowances charged to revenue	–163	–200
Allowance for doubtful accounts charged to expense	–74	–89
Carrying amount trade receivables, net	5,810	5,825

Trade receivables
Trade and Other Receivables
Schedule of Aging of Trade Receivables

€ millions	2017	2016
Not past due and not individually impaired	4,185	4,313
Past due but not individually impaired
Past due 1 to 30 days	695	541
Past due 31 to 120 days	459	493
Past due 121 to 365 days	266	305
Past due over 365 days	95	84
Total past due but not individually impaired	1,515	1,422
Individually impaired, net of allowances	110	90
Carrying amount of trade receivables, net	5,810	5,825